Stockholders' Equity (Deficiency) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity Deficiency Tables
Assets and Liabilities acquired	The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)
The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Warranty Activity

A summary of the Company's warrant activity during the three months ended March 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	7,256,522	$0.45
Granted	807,143	0.50
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, March 31, 2013	8,063,665	$0.46	4.3	$32,349

Exercisable, March 31, 2013	8,063,665	$0.46	4.3	$32,349

A summary of the Company's warrant activity during the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	456,000	$0.33
Granted	6,950,522	0.46
Exercised	-	-
Forfeited	(150,000)	0.50
Expired	-	-
Balance Outstanding, December 31, 2012	7,256,522	$0.45	4.5	$32,349

Exercisable, December 31, 2012	7,256,522	$0.45	4.5	$32,349

Compensation Expense for Stock Options Granted

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the three months ended March 31, 2013 and 2012:

	For the Three Months Ended
	March 31,
Assumptions	2013	2012
Expected life (years)	3.5 - 3.75	3.5
Expected volatility	46.3% - 46.5%	44.2%
Weighted-average volatility	46.5%	44.2%
Risk-free interest rate	0.36% - 0.44%	0.56% - 0.60%
Dividend yield	0.00%	0.00%
Expected forfeiture rate	3.9%	2.0%

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the years ended December 31, 2012 and 2011:

	For the Year Ended
	December 31,
Assumptions	2012	2011

Expected life (years)	2.5 - 3.8	N/A
Expected volatility	44.2% - 50.9%	N/A
Weighted-average volatility	49.0%	N/A
Risk-free interest rate	0.31% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	1.7%	N/A

Stock Options Activity to Employees

A summary of the Company's stock option activity for employees and directors during the three months ended March 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	6,777,967	$0.35
Granted	473,200	$0.35
Exercised	-
Forfeited	(92,500)	$0.35
Expired	-
Balance Outstanding, March 31, 2013	7,158,667	$0.35	4.4	$-

Exercisable, March 31, 2013	2,056,998	$0.35	4.4	$-

A summary of the Company's stock option activity for employees and directors during the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	-
Granted	8,672,967	$0.49
Exercised	-
Forfeited	(1,895,000)	$1.00
Expired	-
Balance Outstanding, December 31, 2012	6,777,967	$0.35	4.7	$-

Exercisable, December 31, 2012	1,457,832	$0.35	4.8	$-

Stock Options Grants to Non-Employees

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the three months ended March 31, 2013 and 2012:

	For the Three Months Ended
	March 31,
Assumptions	2013	2012
Expected life (years)	N/A	3.5
Expected volatility	N/A	44.2%
Weighted-average volatility	N/A	44.2%
Risk-free interest rate	N/A	0.60%
Dividend yield	N/A	0.00%

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the years ended December 31, 2012 and 2011:

	For the Year Ended
	December 31,
Assumptions	2012	2011

Expected life (years)	2.7 - 5.0	N/A
Expected volatility	44.2% - 50.0%	N/A
Weighted-average volatility	47.4%	N/A
Risk-free interest rate	0.37% - 0.60%	N/A
Dividend yield	0.00%	N/A

Stock option activity for non employees

A summary of the Company's stock option activity for non-employees during the three months ended March 31, 2013 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	195,000	$0.35
Granted	-
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, March 31, 2013	195,000	$0.35	4.0	$-

Exercisable, March 31, 2013	58,333	$0.35	4.0	$-

A summary of the Company's stock option activity for non-employees during the year ended December 31, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	-
Granted	390,000	$0.65
Exercised	-
Forfeited	(195,000)	$0.95
Expired	-
Balance Outstanding, December 31, 2012	195,000	$0.35	4.5	$-

Exercisable, December 31, 2012	-	N/A	N/A	N/A